TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2013
TRANSACTIONS AND BALANCES WITH RELATED PARTIES [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 11   -   TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The total directors' fees (including the chairman of the Board) for the year 2013 amounted to $208 (2012 - $204, 2011 - $205). The number of stock options granted to directors in 2013 amounted to 50,000.